Capital stock - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Thousands			12 Months Ended
	Mar. 07, 2019 TWD ($)	Aug. 15, 2018 TWD ($) shares	Dec. 31, 2020 TWD ($) $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 TWD ($)	Aug. 06, 2019 shares
Disclosure of classes of share capital [line items]
Ordinary shares par value | $ / shares			$ 10
Number of shares outstanding			727,240,000		727,240,000
Percentage of capital reduction		15.00%
Amount of capital reduction | $		$ 1,329,446
Authorised capital | $			$ 9,700,000
Number of shares authorised			970,000,000		970,000,000
Paid in capital			$ 7,272,401		$ 258,989	$ 7,272,401
Approval for number of treasury stock cancelled							25,570,000
Cancellation of treasury stock | $	$ 962,503
Top of range [member]
Disclosure of classes of share capital [line items]
Share buyback as a percentage of the companies issued shares			10.00%		10.00%	10.00%
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding			85,412,000		85,412,000
Capital reduction		132,945,000		(128,422,000)
American depositary shares [member]
Disclosure of classes of share capital [line items]
Number of shares represented by each unit of ADS			20
Number of shares outstanding			4,270,600		4,270,600